COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)
Statement [Line Items]
Aggregate annual payment	$ 3,000
Undiscounted commitment		$ 35
Total legal fees	$ 635
Office Use Commitment
Statement [Line Items]
Agreement end date	April 29, 2026	April 29, 2026
Pipeline Right Of Way Bond Commitment
Statement [Line Items]
Bond	$ 300